PREFERRED INCOME FUND INCORPORATED


Dear Shareholder:

     Sometimes it is good to be boring! Despite the highly unsettled state of the world, financially and otherwise, Preferred Income Fund essentially treaded water in the first half of fiscal 2002. In that six-month period, the Fund earned a total return of -0.4% on the net asset value ("NAV") of its shares. For the twelve months ending May 31, 2002, the return was a more substantial +8.9%.

     GOOD NEWS ON OUR DIVIDEND RATE! The Fund recently raised the dividend rate on its common stock by about 7.3% effective with the dividend payable on June 28, 2002. The new monthly rate will be 8.8 cents per share. The most obvious contributor to the increase has been the low cost of the Fund's leverage caused by very low short-term interest rates. However, there is more to the story than just that, as discussed in the Question & Answer section that follows this letter.

                 PREFERRED INCOME FUND MONTHLY DIVIDEND INCOME

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC.


                  MONTHLY      30-YEAR
                  DIVIDEND     TREASURY
       DATE       INCOME       YIELD
       Dec-90
       Jan-91                  8.16%
       Feb-91                  8.20%
       Mar-91                  8.22%
       Apr-91    $122.50       8.18%
       May-91    $122.50       8.26%
       Jun-91    $122.50       8.40%
       Jul-91    $122.50       8.34%
       Aug-91    $125.00       8.06%
       Sep-91    $125.00       7.81%
       Oct-91    $125.00       7.91%
       Nov-91    $125.00       7.94%
       Dec-91    $125.00       7.40%
       Jan-92    $126.46       7.76%
       Feb-92    $126.46       7.79%
       Mar-92    $126.46       7.96%
       Apr-92    $126.46       8.03%
       May-92    $126.46       7.84%
       Jun-92    $126.46       7.78%
       Jul-92    $126.46       7.46%
       Aug-92    $126.46       7.41%
       Sep-92    $126.46       7.38%
       Oct-92    $126.46       7.62%
       Nov-92    $126.46       7.60%
       Dec-92    $126.46       7.39%
       Jan-93    $127.87       7.19%
       Feb-93    $127.87       6.90%
       Mar-93    $127.87       6.92%
       Apr-93    $127.87       6.93%
       May-93    $127.87       6.98%
       Jun-93    $127.87       6.67%
       Jul-93    $127.87       6.56%
       Aug-93    $127.87       6.09%
       Sep-93    $127.87       6.02%
       Oct-93    $127.87       5.97%
       Nov-93    $127.87       6.30%
       Dec-93    $127.87       6.35%
       Jan-94    $121.76       6.24%
       Feb-94    $121.76       6.66%
       Mar-94    $121.76       7.09%
       Apr-94    $121.76       7.30%
       May-94    $128.67       7.43%
       Jun-94    $128.67       7.61%
       Jul-94    $128.67       7.39%
       Aug-94    $128.67       7.48%
       Sep-94    $128.67       7.82%
       Oct-94    $128.67       7.96%
       Nov-94    $133.06       7.94%
       Dec-94    $133.06       7.88%
       Jan-95    $132.51       7.73%
       Feb-95    $132.51       7.55%
       Mar-95    $132.51       7.43%
       Apr-95    $132.51       7.33%
       May-95    $132.51       6.63%
       Jun-95    $125.21       6.54%
       Jul-95    $125.21       6.90%
       Aug-95    $125.21       6.61%
       Sep-95    $125.21       6.50%
       Oct-95    $125.21       6.36%
       Nov-95    $125.21       6.08%
       Dec-95    $117.63       5.95%
       Jan-96    $117.63       6.05%
       Feb-96    $117.63       6.36%
       Mar-96    $117.63       6.67%
       Apr-96    $117.63       6.83%
       May-96    $124.39       7.00%
       Jun-96    $124.39       6.95%
       Jul-96    $124.39       7.01%
       Aug-96    $124.39       7.12%
       Sep-96    $124.39       6.90%
       Oct-96    $124.39       6.81%
       Nov-96    $124.39       6.51%
       Dec-96    $124.39       6.60%
       Jan-97    $123.32       6.79%
       Feb-97    $123.32       6.80%
       Mar-97    $123.32       7.09%
       Apr-97    $123.32       6.89%
       May-97    $123.32       6.98%
       Jun-97    $123.32       6.74%
       Jul-97    $123.32       6.45%
       Aug-97    $123.32       6.61%
       Sep-97    $123.32       6.30%
       Oct-97    $123.32       6.15%
       Nov-97    $123.32       6.04%
       Dec-97    $123.32       5.95%
       Jan-98    $117.47       5.90%
       Feb-98    $117.47       6.02%
       Mar-98    $117.47       5.93%
       Apr-98    $117.47       5.95%
       May-98    $117.47       5.80%
       Jun-98    $117.47       5.62%
       Jul-98    $117.47       5.72%
       Aug-98    $117.47       5.26%
       Sep-98    $117.47       4.98%
       Oct-98    $117.47       5.15%
       Nov-98    $117.47       5.07%
       Dec-98    $117.47       5.09%
       Jan-99    $118.77       5.09%
       Feb-99    $118.77       5.58%
       Mar-99    $118.77       5.62%
       Apr-99    $118.77       5.66%
       May-99    $118.77       5.82%
       Jun-99    $127.85       5.97%
       Jul-99    $127.85       6.10%
       Aug-99    $127.85       6.06%
       Sep-99    $127.85       6.05%
       Oct-99    $127.85       6.16%
       Nov-99    $127.85       6.29%
       Dec-99    $127.85       6.48%
     Jan-2000    $128.38       6.49%
     Feb-2000    $128.38       6.15%
     Mar-2000    $128.38       5.84%
     Apr-2000    $128.38       5.96%
     May-2000    $128.38       6.02%
     Jun-2000    $128.38       5.89%
     Jul-2000    $128.38       5.79%
     Aug-2000    $128.38       5.67%
     Sep-2000    $128.38       5.88%
     Oct-2000    $128.38       5.79%
     Nov-2000    $128.38       5.59%
     Dec-2000    $128.38       5.46%
     Jan-2001    $128.38       5.53%
     Feb-2001    $128.38       5.34%
     Mar-2001    $128.38       5.46%
     Apr-2001    $128.38       5.77%
     May-2001    $128.38       5.77%
     Jun-2001    $128.38       5.74%
     Jul-2001    $128.38       5.50%
     Aug-2001    $128.38       5.37%
     Sep-2001    $128.38       5.41%
     Oct-2001    $128.38       4.88%
     Nov-2001    $128.38       5.26%
     Dec-2001    $128.38       5.47%
     Jan-2002    $129.11       5.43%
     Feb-2002    $129.11       5.41%
     Mar-2002    $129.11       5.80%
     Apr-2002    $129.11       5.59%
     May-2002    $129.11       5.61%
     Jun-2002    $138.56       5.46%
     Jul-2002    $138.56

     The above graph updates the history of the Fund's dividend income to reflect the increase at the end of June. The Fund's income (represented by the solid line) has performed remarkably well over the years. Income has generally managed to avoid being dragged down in periods of declining interest rates on long-term Treasury bonds (the dotted line). In contrast, when the Treasury interest rates have increased, the Fund's income has typically also increased. This is exactly what we are trying to do.

     Market conditions included a little bit of everything in the six months ended May 31st. For example, the two primary preferred market sectors moved in opposite directions. Hybrid preferreds rose in price, causing a slight decline in their yields. In contrast, the prices of traditional fixed-rate preferreds fell, and their yields increased by more than one-half of a percentage point. The chart below illustrates the diverse yield changes produced by these trends since the beginning of fiscal 2002. For reference, it also shows the change in the yields of long-term Treasury bonds.

                   CUMULATIVE CHANGES IN YIELDS OF PREFERREDS
                       AND TREASURY BONDS SINCE 11/30/01

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC.

                      HYBRID                TRADITIONAL        30-YEAR TREASURY
   DATE             PREFERREDS               PREFERREDS               BONDS
   11/30/01           0.000%                 0.000%                   0.000%
   12/7/01            0.224%                 0.250%                   0.320%
   12/14/01           0.205%                 0.250%                   0.300%
   12/21/01           0.086%                 0.150%                   0.180%
   12/28/01           0.164%                 0.200%                   0.260%
    1/4/02            0.139%                 0.300%                   0.280%
   1/11/02           -0.123%                 0.200%                   0.090%
   1/18/02           -0.141%                 0.200%                   0.080%
   1/25/02           -0.031%                 0.400%                   0.180%
    2/1/02           -0.097%                 0.400%                   0.120%
    2/8/02           -0.040%                 0.400%                   0.100%
   2/15/02           -0.057%                 0.450%                   0.090%
   2/22/02           -0.106%                 0.500%                   0.060%
    3/1/02           -0.109%                 0.650%                   0.230%
    3/8/02            0.156%                 0.750%                   0.440%
   3/15/02            0.179%                 0.800%                   0.490%
   3/22/02            0.176%                 0.800%                   0.530%
   3/29/02            0.177%                 0.750%                   0.530%
    4/5/02            0.030%                 0.650%                   0.390%
   4/12/02            0.005%                 0.650%                   0.370%
   4/19/02            0.022%                 0.650%                   0.410%
   4/26/02           -0.093%                 0.550%                   0.310%
    5/3/02           -0.173%                 0.500%                   0.260%
   5/10/02           -0.133%                 0.600%                   0.320%
   5/17/02           -0.019%                 0.750%                   0.470%
   5/24/02           -0.116%                 0.650%                   0.390%
   5/31/02           -0.152%                 0.550%                   0.340%

     Traditional preferreds typically yield less than hybrid preferreds, and well they should. Traditional preferreds, including both fixed and adjustable rate issues, offer corporate investors the tax benefit of the Dividends Received Deduction ("DRD"), which is not available from hybrids. (The DRD also benefits the Fund through a complicated formula that reduces the cost of its leverage.) Because of this tax advantage, it is entirely possible for traditional preferreds to be very attractive among fixed-rate issues even when they yield somewhat less than hybrids. We believe that traditional fixed-rate preferreds reached that point some time ago and have since become increasingly undervalued.

     Not surprisingly, we have continued to sell gradually some of our holdings of hybrids and buy particularly attractive traditional fixed-rate preferreds as opportunities have appeared in the market. By picking our spots carefully and executing the strategy well, we have been able to avoid a significant impact on the Fund's income despite the normally lower yields on traditional issues. As shown by the bar chart on the next page, the change in the composition of the Fund's portfolio has been enough to make a difference, particularly versus three years ago when our position in hybrids was close to its highest level. We think the Fund is in a good position to benefit from the bargains that we see in traditional preferreds now.

                             PREFERRED INCOME FUND
              COMPARATIVE PORTFOLIO WEIGHTINGS, 5/31/99 TO 5/31/02

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC.

                ADJUSTABLE-RATE         TRADITIONAL FIXED-RATE         HYBRID
                  PREFERREDS                  PREFERREDS             PREFERREDS
May 1999            15.3%                        38.2%                  41.9%
Nov 2001            18.4%                        45.9%                  28.4%
May 2002            14.4%                        54.6%                  27.1%

     The Fund has now completed on a very satisfactory basis the increase in its leverage discussed in our report to shareholders for the first fiscal quarter. On June 4, 2002, Preferred Income Fund issued $22.5 million of additional shares of Money Market Cumulative Preferred(TM) stock ("MMP"), as detailed in the Notes to the Financial Statements. The newly issued MMP increased the total face amount of such shares outstanding to $80 million. This seems to be a more appropriate amount of leverage for the Fund in view of the increase in its assets that has occurred since its inception. The goal of this increase is to enhance over time the income available to the holders of the Fund's common stock. Remember, however, that leverage magnifies both good and bad news.

     As  described  more  fully in Note 6 on page 23,  one of  Preferred  Income
Fund's policies was recently revised in order to preserve investment flexibility. In recent years, both Moody's and Standard & Poor's have integrated their rating scales for bonds and preferreds. In the process, the ratings on many preferreds were reduced, although the rating agencies indicated that this was not by itself intended to signal changes in the credit standing of the issuers. The Fund's Board of Directors has taken this into account by increasing from 15% to 25% the limit on the Fund's holdings of securities that meet certain minimum ratings requirements, but are not rated investment grade themselves. As always, all of the Fund's investments must be in companies that, at the time of purchase, have investment grade rated senior debt outstanding or are of comparable quality.

     The Question and Answer section provides further  important  information on
the  Preferred  Income  Fund.  In  addition,   please  visit  our  web  site  at
WWW.PREFERREDINCOME.COM to get the most current data on the Fund.

                                        Sincerely,
                                        \S\Robert T. Flaherty
                                        Robert T. Flaherty
                                        CHAIRMAN OF THE BOARD

June 19, 2002

                               QUESTIONS & ANSWERS

WHY WAS THE FUND ABLE TO RAISE ITS DIVIDEND RATE?

     The higher dividend is really the net result of several factors. A decline in the cost of leverage was a big help. Ongoing management of the portfolio also helped, mostly by avoiding things that would normally have reduced income. Hedging tended to reduce income.

CAN YOU GIVE US MORE DETAILS ON THE DIVIDEND INCREASE?

     The reduction in the cost of the Fund's leverage was the most visible factor. The Fed's easier money policies over the last 1 1/2 years have sharply reduced short-term rates. The rates paid by the Fund on its outstanding Money Market Cumulative Preferred(TM) stock, which are reset every 49 days through an auction process, have stayed in the range of 1 1/2% to 1 3/4% so far this year. When money was relatively tight about a year and a half ago, we were paying close to 5% for this money.

     Day-to-day management of the portfolio also made an important, but less obvious, contribution to income. We have moved a lot of money from hybrid preferreds to traditional DRD eligible preferreds over the last several years. We believe this has created a more attractive portfolio, but it would normally have made a real dent in income and offset a significant part of the savings on our leverage costs. We were able to avoid that by taking advantage of the inefficiencies inherent in the preferred market. This phase of the war was won through "hand-to-hand" combat in the trenches.

     Hedging was a negative. The cost of hedging increased significantly in this environment. Furthermore, long-term interest rates declined slightly over the last year and a half. As we would expect under these conditions, our hedges were something of a drag on the Fund's income. Our hedges are designed to cope with upward spurts in long-term interest rates. The only spurt this time was down, not up, and it was in short-term rates, not long rates.

WILL THE FUND PAY AN EXTRA DIVIDEND AGAIN AT YEAR-END?

     We try to take a conservative approach in setting the Fund's monthly dividend rate. The new dividend rate leaves a little room for the unexpected, including some increase in leverage costs. That cushion could disappear by the end of this fiscal year on November 30th. Nonetheless, our best guess at the moment is that the Fund will wind up the fiscal year with some income left over. If that happens, we will distribute the extra income to shareholders in December as we have in the past.

WHAT DO YOU MAKE OF THE CURRENT WAVE OF BANKRUPTCIES AND ACCOUNTING PROBLEMS?

     Credit analysis has never been more important. A steady stream of financial and accounting problems has surfaced in the wake of the Enron catastrophe, and each new announcement creates rumors of ten more. Clearly, the system is in need of repair. At the moment, the market is punishing the suspects along with the guilty.

     We fully expect the headlines to get worse before the problems in the system are fixed. Time will resolve the economic problems left over from the speculative bubble of the late 1990s. Other problems may require an increase in the prison population. We would expect the latter to have an extremely positive influence on the restoration of financial responsibility and business ethics.

HAVE THESE CREDIT PROBLEMS AFFECTED THE FUND?

     Remember that the Preferred Income Fund only purchases securities of companies that have senior debt rated investment grade by either Moody's or S&P or are of comparable quality. Beyond that, roughly 90% of the Fund's current portfolio is made up of issues that are themselves rated investment grade by at least one of the two agencies. In the current market environment, we think that the lower rated issues in the Fund's portfolio are more of an opportunity than a problem.

     Like most investors, we have had a few unpleasant surprises; but the Fund has so far dodged the big bullets. We avoided direct hits from the California energy crisis, Enron and its nefarious colleagues, and the telecom disaster. Furthermore, the indirect exposure to these problems through our utility investments seems manageable. The only holding in the Fund's portfolio that is not up-to-date on its dividends is Farmland Industries, Inc., which recently filed for Chapter 11 bankruptcy. Fortunately, we had sold much of our holding of Farmland's preferred earlier. Our remaining shares of Farmland account for less than 2/10 of 1% of the current market value of the Fund's portfolio.

HOW DOES THE MARKET PRICE OF THE FUND'S SHARES COMPARE TO ITS NET ASSET VALUE?

     The following chart shows the evolution of the market price of the Fund's shares from moderate discounts from net asset value last year to moderate premiums this year. This pattern is not unusual among income oriented closed-end funds (although we would naturally like to think that it is more deserved in the case of the Preferred Income Fund).

     The emergence of the premium has naturally had a positive effect on returns based on the market price of the Fund's shares. The total returns on market were 6.1% for the first six months of fiscal 2002 and 14.4% for latest twelve months.

                             PREFERRED INCOME FUND
                    PREMIUM/DISCOUNT OF MARKET PRICE TO NAV

[GRAPHIC OMITTED] EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC.

    Date       Prem/Disc
   5/31/02       0.0543
   5/24/02       0.0542
   5/17/02       0.0434
   5/10/02       0.0408
   5/3/02        0.0468
   4/26/02       0.0312
   4/19/02       0.0539
   4/12/02       0.0423
   4/5/02        0.0246
   3/29/02       0.0212
   3/22/02       0.0212
   3/15/02       0.0437
   3/8/02        0.0395
   3/1/02        0.1186
   2/22/02       0.1158
   2/15/02       0.0755
   2/8/02        0.0924
   2/1/02        0.0754
   1/25/02       0.0608
   1/18/02       0.0447
   1/11/02       0.0323
   1/4/02        0.0437
   12/28/01      0.0271
   12/21/01      0.0430
   12/14/01      0.0152
   12/7/01       0.0138
   11/30/01     -0.0096
   11/23/01      0.0220
   11/16/01      0.0178
   11/9/01       0.0034
   11/2/01       0.0089
   10/26/01      0.0275
   10/19/01     -0.0090
   10/12/01      0.0230
   10/5/01       0.0069
   9/28/01      -0.0120
   9/21/01      -0.0173
   9/14/01      -0.0007
   9/7/01       -0.0007
   8/31/01      -0.0475
   8/24/01      -0.0221
   8/17/01      -0.0282
   8/10/01      -0.0473
   8/3/01       -0.0175
   7/27/01       0.0308
   7/20/01       0.0021
   7/13/01      -0.0410
   7/6/01        0.0064
   6/29/01      -0.0258
   6/22/01      -0.0503
   6/15/01      -0.0405
   6/8/01       -0.0215
   6/1/01        0.0180
   5/25/01      -0.0160
   5/18/01       0.0029
   5/11/01      -0.0146
   5/4/01        0.0072
   4/27/01      -0.0088
   4/20/01      -0.0229
   4/13/01       0.0117
   4/6/01       -0.0094
   3/30/01      -0.0203
   3/23/01      -0.0288
   3/16/01      -0.0586
   3/9/01       -0.0517
   3/2/01        0.0007
   2/23/01      -0.0321
   2/16/01      -0.0314
   2/9/01       -0.0290
   2/2/01       -0.0414
   1/26/01      -0.0360
   1/19/01      -0.0285
   1/12/01       0.0028
   1/5/01       -0.0328
   12/29/00     -0.0965
   12/22/00     -0.0939
   12/15/00     -0.1171
   12/8/00      -0.0877
   12/1/00      -0.0864
   11/24/00     -0.1379
   11/17/00     -0.0991
   11/10/00     -0.0734
   11/3/00      -0.0571
   10/27/00     -0.0695
   10/20/00     -0.0845
   10/13/00     -0.0872
   10/6/00      -0.0866
   9/29/00      -0.1071
   9/22/00      -0.0905
   9/15/00      -0.0858
   9/8/00       -0.0794
   9/1/00       -0.0681
   8/25/00      -0.0851
   8/18/00      -0.0672
   8/11/00      -0.0865
   8/4/00       -0.0851
   7/28/00      -0.0816
   7/21/00      -0.0842
   7/14/00      -0.0755
   7/7/00       -0.0807
   6/30/00      -0.0800
   6/23/00      -0.0678
   6/16/00      -0.0670
   6/9/00       -0.0639
   6/2/00       -0.0482
   5/26/00      -0.0407
   5/19/00      -0.0438
   5/12/00      -0.0608
   5/5/00       -0.0591
   4/28/00      -0.0757
   4/21/00      -0.0868
   4/14/00      -0.0904
   4/7/00       -0.0782
   3/31/00      -0.1052
   3/24/00      -0.1058
   3/17/00      -0.0706
   3/10/00      -0.0526
   3/3/00       -0.0585
   2/25/00      -0.0812
   2/18/00      -0.0872
   2/11/00      -0.0641
   2/4/00       -0.0511
   1/28/00      -0.1392
   1/21/00      -0.1203
   1/14/00      -0.0451
   1/7/00       -0.0771
   12/31/99     -0.1084
   12/24/99     -0.1624
   12/17/99     -0.1277
   12/10/99     -0.1164
   12/3/99      -0.1115
   11/26/99     -0.1207
   11/19/99     -0.1078
   11/12/99     -0.1373
   11/5/99      -0.1368
   10/29/99     -0.1431
   10/22/99     -0.1279
   10/15/99     -0.1442
   10/8/99      -0.0727
   10/1/99      -0.0703
   9/24/99      -0.0788
   9/17/99      -0.1065
   9/10/99      -0.0892
   9/3/99       -0.1071
   8/27/99      -0.0911
   8/20/99      -0.0946
   8/13/99      -0.0963
   8/6/99       -0.0792
   7/30/99      -0.0751
   7/23/99      -0.0747
   7/16/99      -0.1037
   7/9/99       -0.0938
   7/2/99       -0.0979
   6/25/99      -0.1031
   6/18/99      -0.0927
   6/11/99      -0.0991
   6/4/99       -0.1014
   5/28/99      -0.1048
   5/21/99      -0.1146
   5/14/99      -0.0928
   5/7/99       -0.0962
   4/30/99      -0.0946
   4/23/99      -0.0957
   4/16/99      -0.1003
   4/9/99       -0.0969
   4/2/99       -0.0802
   3/26/99      -0.1060
   3/19/99      -0.0935
   3/12/99      -0.0747
   3/5/99       -0.0826
   2/26/99      -0.1014
   2/19/99      -0.0647
   2/12/99      -0.0687
   2/5/99       -0.0536
   1/29/99      -0.0557
   1/22/99      -0.0557
   1/15/99      -0.0372
   1/8/99       -0.0182
   1/1/99       -0.0106
   12/25/98     -0.0127
   12/18/98     -0.0355
   12/11/98     -0.0212
   12/4/98      -0.0373
   11/27/98     -0.0267
   11/20/98     -0.0394
   11/13/98     -0.0423
   11/6/98      -0.0140
   10/30/98     -0.0091
   10/23/98     -0.0117
   10/16/98     -0.0228
   10/9/98      -0.0249
   10/2/98      -0.0379
   9/25/98      -0.0367
   9/18/98      -0.0326
   9/11/98      -0.0379
   9/4/98       -0.0448
   8/28/98      -0.0448
   8/21/98      -0.0750
   8/14/98      -0.0779
   8/7/98       -0.0614
   7/31/98      -0.0503
   7/24/98      -0.0645
   7/17/98      -0.0565
   7/10/98      -0.0558
   7/3/98       -0.0496
   6/26/98      -0.0479
   6/19/98      -0.0599
   6/12/98      -0.0586
   6/5/98       -0.0556
   5/29/98      -0.0496
   5/22/98      -0.0702
   5/15/98      -0.0681
   5/8/98       -0.0589
   5/1/98       -0.0422
   4/24/98      -0.0663
   4/17/98      -0.0580
   4/10/98      -0.0509
   4/3/98       -0.0645
   3/27/98      -0.0518
   3/20/98      -0.0437
   3/13/98      -0.0595
   3/6/98       -0.0480
   2/27/98      -0.0446
   2/20/98      -0.0466
   2/13/98      -0.0474
   2/6/98       -0.0364
   1/30/98      -0.0358
   1/23/98      -0.0431
   1/16/98      -0.0012
   1/9/98       -0.0211
   1/2/98       -0.0090
   12/26/97      0.0621
   12/19/97      0.0632
   12/12/97      0.0519
   12/5/97      -0.0431
   11/28/97      0.0313
   11/21/97      0.0670
   11/14/97      0.0554
   11/7/97      -0.0425
   10/31/97      0.0517
   10/24/97      0.0558
   10/17/97      0.0477
   10/10/97      0.0385
   10/3/97      -0.0299
   9/26/97      -0.0604
   9/19/97      -0.0651
   9/12/97      -0.0623
   9/5/97       -0.0595
   8/29/97      -0.0469
   8/22/97      -0.0739
   8/15/97      -0.0708
   8/8/97       -0.0583
   8/1/97       -0.0498
   7/25/97      -0.0519
   7/18/97      -0.0583
   7/11/97      -0.0537
   7/4/97       -0.0308
   6/27/97      -0.0429
   6/20/97      -0.0486
   6/13/97      -0.0486
   6/6/97       -0.0510
   5/30/97      -0.0541
   5/23/97      -0.0554
   5/16/97      -0.0529
   5/9/97       -0.0578
   5/2/97       -0.0451
   4/25/97      -0.0852
   4/18/97      -0.0976
   4/11/97      -0.0881
   4/4/97       -0.0627
   3/28/97      -0.0584
   3/21/97      -0.0752
   3/14/97      -0.0637
   3/7/97       -0.0584
   2/28/97      -0.0550
   2/21/97      -0.0539
   2/14/97      -0.0544
   2/7/97       -0.0675
   1/31/97      -0.0459
   1/24/97      -0.0410
   1/17/97      -0.0465
   1/10/97      -0.0291
   1/3/97       -0.0242
   12/27/96     -0.0750
   12/20/96     -0.0749
   12/13/96     -0.0831
   12/6/96      -0.0667
   11/29/96     -0.0606
   11/22/96     -0.0653
   11/15/96     -0.0833
   11/8/96      -0.0831
   11/1/96      -0.0778
   10/25/96     -0.0858
   10/18/96     -0.1077
   10/11/96     -0.0941
   10/4/96      -0.0861
   9/27/96      -0.1106
   9/20/96      -0.1186
   9/13/96      -0.0756
   9/6/96       -0.0824
   8/30/96      -0.0669
   8/23/96      -0.0705
   8/16/96      -0.0714
   8/9/96       -0.0574
   8/2/96       -0.1105
   7/26/96      -0.1077
   7/19/96      -0.1071
   7/12/96      -0.0980
   7/5/96       -0.0950
   6/28/96      -0.1049
   6/21/96      -0.1129
   6/14/96      -0.1003
   6/7/96       -0.1180
   5/31/96      -0.1111
   5/24/96      -0.1432
   5/17/96      -0.1363
   5/10/96      -0.1452
   5/3/96       -0.1477
   4/26/96      -0.1488
   4/19/96      -0.1402
   4/12/96      -0.1477
   4/5/96       -0.1343
   3/29/96      -0.1464
   3/22/96      -0.1564
   3/15/96      -0.1521
   3/8/96       -0.1332
   3/1/96       -0.1118
   2/23/96      -0.1281
   2/16/96      -0.1360
   2/9/96       -0.1238
   2/2/96       -0.1244
   1/26/96      -0.1251
   1/19/96      -0.1379
   1/12/96      -0.1354
   1/5/96       -0.1365
   12/29/95     -0.1313
   12/22/95     -0.1337
   12/15/95     -0.1244
   12/8/95      -0.1192
   12/1/95      -0.1071
   11/24/95     -0.1043
   11/17/95     -0.1117
   11/10/95     -0.1146
   11/3/95      -0.1151
   10/27/95     -0.1210
   10/20/95     -0.1048
   10/13/95     -0.1094
   10/6/95      -0.0974
   9/29/95      -0.0816
   9/22/95      -0.0978
   9/15/95      -0.0968
   9/8/95       -0.0816
   9/1/95       -0.0698
   8/25/95      -0.0832
   8/18/95      -0.0942
   8/11/95      -0.0935
   8/4/95       -0.0888
   7/28/95      -0.0917
   7/21/95      -0.0976
   7/14/95      -0.0995
   7/7/95       -0.0844
   6/30/95      -0.0753
   6/23/95      -0.0884
   6/16/95      -0.0759
   6/9/95       -0.0608
   6/2/95       -0.0259
   5/26/95      -0.0870
   5/19/95      -0.0410
   5/12/95      -0.0178
   5/5/95       -0.0398
   4/28/95      -0.0271
   4/21/95      -0.0439
   4/14/95      -0.0217
   4/7/95       -0.0256
   3/31/95      -0.0290
   3/24/95      -0.0568
   3/17/95      -0.0666
   3/10/95      -0.0445
   3/3/95        0.0035
   2/24/95      -0.0004
   2/17/95      -0.0419
   2/10/95      -0.0289
   2/3/95        0.0061
   1/27/95      -0.0697
   1/20/95      -0.0525
   1/13/95      -0.0134
   1/6/95       -0.0201
   12/30/94     -0.0836
   12/23/94     -0.0822
   12/16/94     -0.0554
   12/9/94      -0.0508
   12/2/94      -0.0593
   11/25/94     -0.0788
   11/18/94     -0.0951
   11/11/94     -0.0912
   11/4/94      -0.0783
   10/28/94     -0.0732
   10/21/94     -0.1416
   10/14/94     -0.1089
   10/7/94      -0.1141
   9/30/94      -0.0565
   9/23/94      -0.0273
   9/16/94      -0.0293
   9/9/94       -0.0232
   9/2/94       -0.0379
   8/26/94      -0.0439
   8/19/94      -0.0263
   8/12/94      -0.0215
   8/5/94       -0.0161
   7/29/94      -0.0082
   7/22/94      -0.0084
   7/15/94       0.0188
   7/8/94        0.0299
   7/1/94        0.0006
   6/24/94       0.0175
   6/17/94      -0.0037
   6/10/94       0.0146
   6/3/94       -0.0289
   5/27/94      -0.0397
   5/20/94      -0.0409
   5/13/94      -0.0635
   5/6/94       -0.0581
   4/29/94      -0.0863
   4/22/94      -0.0598
   4/15/94      -0.0596
   4/8/94       -0.0713
   4/1/94       -0.0466
   3/25/94      -0.0505
   3/18/94      -0.0379
   3/11/94      -0.0270
   3/4/94       -0.0092
   2/25/94      -0.0539
   2/18/94      -0.0741
   2/11/94      -0.0224
   2/4/94       -0.0196
   1/28/94      -0.0316
   1/21/94      -0.0126
   1/14/94       0.0149
   1/7/94        0.0093
   12/31/93     -0.0287
   12/24/93     -0.0051
   12/17/93      0.0323
   12/10/93     -0.0103
   12/3/93      -0.0175
   11/26/93      0.0030
   11/19/93     -0.0316
   11/12/93      0.0019
   11/5/93       0.0095
   10/29/93     -0.0075
   10/22/93      0.0048
   10/15/93      0.0173
   10/8/93       0.0110
   10/1/93       0.0293
   9/24/93       0.0321
   9/17/93       0.0467
   9/10/93       0.0361
   9/3/93        0.0450
   8/27/93       0.0434
   8/20/93       0.0377
   8/13/93       0.0484
   8/6/93        0.0790
   7/30/93       0.0598
   7/23/93       0.0576
   7/16/93       0.0490
   7/9/93        0.0541
   7/2/93        0.0451
   6/25/93       0.0703
   6/18/93       0.0560
   6/11/93       0.0388
   6/4/93        0.0497
   5/28/93       0.0740
   5/21/93       0.0700
   5/14/93       0.0779
   5/7/93        0.0918
   4/30/93       0.0677
   4/23/93       0.0764
   4/16/93       0.0671
   4/9/93        0.0764
   4/2/93        0.0806
   3/26/93       0.0638
   3/19/93       0.0248
   3/12/93       0.0538
   3/5/93        0.0909
   2/26/93       0.0628
   2/19/93       0.0434
   2/12/93       0.0452
   2/5/93        0.0530
   1/29/93       0.0760
   1/22/93       0.1021
   1/15/93       0.1145
   1/8/93        0.0987
   1/1/93        0.0739
   12/25/92      0.0618
   12/18/92      0.0582
   12/11/92      0.0601
   12/4/92       0.0680
   11/27/92      0.0506
   11/20/92      0.0349
   11/13/92      0.0590
   11/6/92       0.0378
   10/30/92      0.0707
   10/23/92      0.0378
   10/16/92      0.0417
   10/9/92       0.0417
   10/2/92       0.0650
   9/25/92       0.0339
   9/18/92       0.0489
   9/11/92       0.0356
   9/4/92        0.0228
   8/28/92       0.0250
   8/21/92       0.0306
   8/14/92       0.0389
   8/7/92        0.0601
   7/31/92       0.0580
   7/24/92       0.0712
   7/17/92       0.0570
   7/10/92       0.0593
   7/3/92        0.0491
   6/26/92       0.0491
   6/19/92       0.0227
   6/12/92       0.0239
   6/5/92        0.0302
   5/29/92       0.0039
   5/22/92       0.0083
   5/15/92       0.0347
   5/8/92        0.0382
   5/1/92        0.0523
   4/24/92       0.0423
   4/17/92       0.0464
   4/10/92       0.0452
   4/3/92        0.0357
   3/27/92       0.0327
   3/20/92       0.0387
   3/13/92       0.0447
   3/6/92        0.0339
   2/28/92       0.0381
   2/21/92       0.0417
   2/14/92       0.0613
   2/7/92        0.0478
   1/31/92       0.0417
   1/24/92       0.0912
   1/17/92       0.0978
   1/10/92       0.1116
   1/3/92        0.1091
   12/27/91      0.1136
   12/20/91      0.0839
   12/13/91      0.0791
   12/6/91       0.0716
   11/29/91      0.0807
   11/22/91      0.0650
   11/15/91      0.0801
   11/8/91       0.0827
   11/1/91       0.0693
   10/25/91      0.0662
   10/18/91      0.0719
   10/11/91      0.0745
   10/4/91       0.0764
   9/27/91       0.0682
   9/20/91       0.0651
   9/13/91       0.0883
   9/6/91        0.0570
   8/30/91       0.0314
   8/23/91       0.0648
   8/16/91       0.0449
   8/9/91        0.0540
   8/2/91        0.0678
   7/26/91       0.0549
   7/19/91       0.0643
   7/12/91       0.0659
   7/5/91        0.0726
   6/28/91       0.0659
   6/21/91       0.0536
   6/14/91       0.0417
   6/7/91        0.0423
   5/31/91       0.0510
   5/24/91       0.0219
   5/17/91       0.0146
   5/10/91       0.0199
   5/3/91        0.0230
   4/26/91       0.0268
   4/19/91       0.0314
   4/12/91       0.0196
   4/5/91        0.0149
   3/29/91       0.0230
   3/22/91       0.0201
   3/15/91       0.0151
   3/8/91        0.0183
   3/1/91        0.0424
   2/22/91       0.0395
   2/15/91       0.0438
   2/8/91        0.0842

     We would like to remind our shareholders that the Fund's Dividend Reinvestment Plan (the "DRIP") provides a means of acquiring additional shares of the Fund without paying the full market premium. When the market price is above NAV, DRIP participants reinvest their dividends in new shares acquired directly from the Fund at NAV. The only limitation is the IRS rule that the purchase can not be more than 5% below the market price. If the shares are selling at a discount from NAV, reinvestments are executed in the market to take advantage of the discount.

     More information on the DRIP is available. If your shares are held in a brokerage account, ask your broker if his firm is set up to participate. If you hold your shares in certificate form, or if you would just like more information, call the DRIP's agent, PFPC Inc., at 1-800-331-1710.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                                                  FINANCIAL DATA
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                         ---------------------------------------
                                                                      DIVIDEND
                        DIVIDENDS     NET ASSET         NYSE        REINVESTMENT
                          PAID          VALUE       CLOSING PRICE     PRICE (1)
                        ----------    ----------    -------------   ------------
December 31, 2001 .     $0.1640       $14.46        $14.70            $14.46
January 31, 2002 ..      0.0820        14.40         15.20             14.77
February 28, 2002 .      0.0820        14.24         15.50             15.20
March 31, 2002 ....      0.0820        14.14         14.44             14.14
April 30, 2002 ....      0.0820        14.11         14.52             14.11
May 31, 2002 ......      0.0820        13.99         14.75             13.99

----------------

(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS
MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------

                                                 VALUE
SHARES/$PAR                                    (NOTE 1)
-----------                                  -----------
PREFERRED SECURITIES -- 97.2%
  ADJUSTABLE RATE PREFERRED SECURITIES -- 14.4%
         BANKING -- 14.1%
            Citigroup Inc.:
    85,250     Series R, Adj. Rate Pfd. ..   $ 2,077,969*
    35,000     Series Q, Adj. Rate Pfd. ..       853,125*
    75,000  Cobank,
              Adj. Rate Pfd., Pvt.
                144A*** ..................     3,984,750*
            J.P. Morgan Chase & Co.:
    89,675     Series A, Adj. Rate Pfd. ..     7,174,000*
    24,000     Series L, Adj. Rate Pfd. ..     2,172,000*
   134,200     Series N, Adj. Rate Pfd. ..     3,027,887*
   170,850  Wells Fargo & Company,
              Series B, Adj. Rate Pfd. ...     8,525,415*
                                             -----------
            TOTAL BANKING ADJUSTABLE RATE
             PREFERRED SECURITIES ........    27,815,146
                                             -----------
         FINANCIAL SERVICES-- 0.3%
    10,500  Bear Stearns Companies, Inc.,
              Series A, Adj. Rate Pfd. ...       483,000*
                                             -----------
            TOTAL ADJUSTABLE RATE
             PREFERRED SECURITIES ........    28,298,146
                                             -----------
  FIXED RATE PREFERRED SECURITIES -- 81.7%
         BANKING -- 18.0%
    20,000  Abbey National Group,
              7.375% Pfd., Series B ......       504,700
       700  ABN AMRO North America, Inc.,
              6.46% Pfd., Pvt., 144A*** ..       662,123*
            BancWest Corporation:
$4,350,000    First Hawaiian Capital I,
              8.343% 7/1/27 Capital
                Security,
              Series B ...................     4,600,560
       400    BancWest Capital I,
              9.50% 12/01/30 QUIPS .......        10,992
            Bank of America Corporation,
  $500,000   NB Capital Trust II,
              7.83% 12/15/26 Capital
                Security .................       523,285
            Citigroup Inc.:
    13,276    6.213% Pfd., Series G ......       616,272*
    13,750    6.231% Pfd., Series H ......       643,981*
   167,977    5.864% Pfd., Series M ......     7,403,586*

                                                 VALUE
SHARES/$PAR                                    (NOTE 1)
-----------                                  -----------
            Deutsche Bank,
$1,000,000    BT Preferred Capital Trust II,
              7.875% 2/25/27 Capital
                Security .................   $ 1,034,285
     2,800  Firstar Realty LLC,
              8.875% Pfd., REIT, Pvt.,
                144A*** ..................     3,105,018
            GreenPoint Financial Corporation,
$3,320,000    GreenPoint Capital Trust I,
              9.10% 6/1/27 Capital Security .  3,364,422
            HSBC USA, Inc.:
    41,700    $2.8575 Pfd. ..................  1,897,975*
$2,635,000    Republic New York Capital II,
              7.53% 12/4/26 STOPS ...........  2,624,855
$1,870,000  Keycorp Institutional Capital B,
              8.25% 12/15/26 Capital
                Security ....................  1,937,320
    16,500  Regions Financial Trust I,
              8.00% 2/28/31 Pfd. ............    434,527
            Wachovia Corporation:
$1,750,000    First Union Institutional
                Capital II,
              7.85% 1/1/27 Capital
                Security .................     1,825,233
$1,500,000    First Union Capital II,
              7.95% 11/15/29 Capital
                Security .................     1,602,720
$2,500,000    First Union Institutional
                Capital I,
              8.04% 12/1/26 Capital
                Security ....................  2,631,538
                                             -----------
            TOTAL BANKING FIXED RATE
             PREFERRED SECURITIES ........... 35,423,392
                                             -----------
         FINANCIAL SERVICES-- 15.3%
            Bear Stearns Companies, Inc.:
   201,340    5.49% Pfd., Series G ..........  7,709,308*
    13,790    5.72% Pfd., Series F ..........    550,083*
            Household International, Inc.:
     2,860    5.00% Pfd. ....................     95,510*
    65,800    7.50% Pfd., Series 2001-A .....  1,620,654*
   100,000    7.60% Pfd. ....................  2,493,000*
    10,000    $4.30 Pfd. ....................    579,750*
            Lehman Brothers Holdings, Inc.:
   169,275    5.94% Pfd., Series C ..........  7,040,147*
    65,400    5.67% Pfd., Series D ..........  2,597,034*
   147,755  SLM Corporation,
              6.97% Pfd. Series A ...........  7,435,032*
                                             -----------
            TOTAL FINANCIAL SERVICES FIXED
             RATE PREFERRED SECURITIES ...... 30,120,518
                                             -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2002 (UNAUDITED)
                                        ----------------------------------------
                                                 VALUE
SHARES/$PAR                                    (NOTE 1)
-----------                                  -----------
PREFERRED SECURITIES (CONTINUED)
  FIXED RATE PREFERRED SECURITIES (CONTINUED)
         INSURANCE -- 8.5%
            AON Corporation,
$3,120,000    AON Capital Trust A,
              8.205% 1/1/27 Capital
                Security ....................$ 3,116,474
            Conseco, Inc.:
    29,350    Conseco Financing Trust V,
              8.70% TOPrS ...................    221,739
    75,000    Conseco Financing Trust VI,
              9.00% TOPrS ...................    587,250
    14,850    Conseco Financing Trust I,
              9.16% TOPrS ...................    116,350
     1,250  Fortis Funding Trust,
              7.68% Pfd., Pvt. 144A*** ......  1,415,925*
        21  Prudential Human Resources
              Management Company, Inc.,
              6.30% Sinking Fund Pfd.
              Series A, Pvt. ................  2,146,045*
            The St. Paul Companies, Inc.:
$3,300,000    MMI Capital Trust I,
              7.625% 12/15/27 Capital
                Security,
              Series B ......................  3,093,255
    12,000    St. Paul Capital Trust I,
              7.60% Pfd. ....................    294,300
            UnumProvident Corporation,
$4,000,000    Provident Financing Trust I,
              7.405% 3/15/38 Capital
                Security ....................  3,780,280
     2,000  Zurich Financial Reg Caps I,
              6.01% Pfd., Pvt. 144A*** ......  2,042,780*
                                             -----------
            TOTAL INSURANCE FIXED RATE
             PREFERRED SECURITIES ........... 16,814,398
                                             -----------
         MISCELLANEOUS INDUSTRIES-- 3.0%
    17,500  E.I. Du Pont de Nemours and
                Company,
              $4.50 Pfd., Series B ..........  1,343,038*
    36,200  Farmland Industries, Inc.,
              8.00% Pfd., Pvt., 144A*** .....    461,369*+
    23,250  Ocean Spray Cranberries, Inc.,
              6.25% Pfd., Pvt., 144A*** .....  1,892,085*
    26,000  Touch America Holdings,
              $6.875 Pfd. ...................  1,637,220*

                                                 VALUE
SHARES/$PAR                                    (NOTE 1)
-----------                                  -----------
     9,520  Viad Corporation,
              $4.75 Sinking Fund Pfd. .......$   552,350*
                                             -----------
            TOTAL MISCELLANEOUS
             INDUSTRIES FIXED RATE
             PREFERRED SECURITIES ...........  5,886,062
                                             -----------
         OIL AND GAS-- 3.4%
    11,200  Anadarko Petroleum Corporation,
              5.46% Pfd. ....................    989,352*
    41,300  Apache Corporation,
              5.68% Pfd., Series B ..........  3,747,562*
     1,860  EOG Resources, Inc.,
              7.195% Pfd., Series B .........  1,971,833*
                                             -----------
            TOTAL OIL AND GAS FIXED RATE
             PREFERRED SECURITIES ...........  6,708,747
                                             -----------
         UTILITIES-- 33.5%
   237,600  Alabama Power Company,
              5.20% Pfd. ....................  4,920,696*
    16,000  Alabama Power Capital Trust I,
              7.375% Pfd., TOPrS ............    401,040
    19,700  Alabama Power Capital Trust II,
              7.60% Pfd., TOPrS .............    496,243
            Appalachian Power Company:
    76,450    8.00% QUIDS, Series B .........  1,938,772
       100    8.25% Pfd. QUIDS, Series A ....      2,545
    25,000  Avista Corporation,
              $6.95 Sinking Fund Pfd.,
              Series K ......................  2,263,625*
            Baltimore Gas & Electric Company,
    22,675    6.99% Pfd., Series 1995 .......  2,368,630*
    26,000    BGE Capital Trust I,
              7.16% TOPrS ...................    647,920
    10,000  Boston Edison Company,
              4.78% Pfd. ....................    729,650*
            Central Hudson Gas & Electric
                Corporation:
     5,000    4.35% Pfd., Series D, Pvt. ....    323,500*
       750    4.96% Pfd., Series E, Pvt. ....     55,331*
    10,000  Central Illinois Light Company,
              4.64% Pfd. ....................    658,600*
    12,450  Columbus Southern Power Company,
              7.92%, Jr. Sub. Debt.,
                Series B ....................    316,479

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------

                                                 VALUE
SHARES/$PAR                                    (NOTE 1)
-----------                                  -----------
PREFERRED SECURITIES (CONTINUED)
  FIXED RATE PREFERRED SECURITIES (CONTINUED)
         UTILITIES (CONTINUED)
            Connecticut Light and Power Company:
       985    $2.06 Pfd. ....................$    28,619*
     5,323    $3.24 Pfd. ....................    244,778*
     2,000    4.50% Pfd. ....................     63,470*
     9,300    5.28% Pfd. ....................    348,471*
       200    6.56% Pfd., Series 1968 .......      9,252*
     6,870  Dayton Power and Light Company,
              3.90% Pfd., Series C ..........    400,349*
            Duke Energy Corporation:
     5,550    4.50% Pfd., Series C ..........    384,504*
    24,965    6.75% Pfd., Series X,
              Sinking Fund Pfd. .............  2,630,312*
       519    7.04% Pfd., Series Y ..........     54,700*
    10,412    7.85% Pfd., Series S ..........  1,089,147*
     5,000  Energy East Capital Trust I,
              8.25% TOPrS ...................    126,250
            Entergy Arkansas, Inc.:
     2,800    7.32% Pfd. ....................    255,472*
    11,350    7.40% Pfd. ....................  1,046,867*
     1,147    7.88% Pfd. ....................    110,663*
     4,440  Entergy Gulf States, Inc.,
              7.56% Pfd. ....................    404,551*
            Entergy Louisiana, Inc.:
       260    7.84% Pfd. ....................     25,559*
   106,138    8.00% Pfd., Series 92 .........  2,661,410*
     8,500  Entergy Mississippi, Inc.,
              7.44% Pfd. ....................    788,077*
            Florida Power & Light Company:
     5,350    4.35% Pfd., Series E, Pvt. ....    342,935*
     7,500    6.75% Pfd., Series U ..........    768,450*
     2,010  Great Plains Energy, Inc.,
              4.50% Pfd. ....................    129,886*
     5,000  Green Mountain Power Corporation,
              7.32% Pfd., Series 1 ..........    443,325*
            Hawaiian Electric Company, Inc.,
    20,000    HECO Capital Trust I,
              8.05% QUIPS ...................    508,100
     2,500  Idaho Power Co.,
              7.68% Pfd., Series 1 ..........    254,988*

                                                 VALUE
SHARES/$PAR                                    (NOTE 1)
-----------                                  -----------
    10,000  Indiana Michigan Power Company,
              8.00% Pfd., Series A, TOPrS ...$   249,500
    27,150  Indianapolis Power & Light
                Company,
              5.65% Pfd. ....................  2,028,512*
     5,874  Jersey Central Power & Light
                Company,
              7.52% Sinking Fund Pfd.,
                Series K ....................    604,581*
     4,500  Kentucky Utilities Company,
              6.53% Pfd. ....................    426,443*
    22,000  Monongahela Power Company,
              $7.73 Pfd., Series L ..........  2,293,830*
     3,500  Northern Indiana Public
                Service Company,
              7.44% Pfd. ....................    360,028*
    11,000  Northern States Power Company,
              NSP Financing I,
              7.875% Pfd. ...................    274,615
     6,170  Ohio Edison Company,
              4.44% Pfd. ....................    410,891*
            Ohio Power Company:
    15,500    7.92% QUIDS, Series B .........    394,320
    33,600    8.16% Pfd., Series A ..........    855,624
            PECO Energy Company:
     5,000    $4.40 Pfd., Series C ..........    321,675*
     7,500    $7.48 Pfd. ....................     784,163*
$1,050,000    Capital Trust III,
              $7.38 4/6/28, Capital Security,
              Series D ......................    972,232
     5,000  PPL Electric Utilities
                Corporation,
              6.75% Pfd. ....................    475,675*
     9,410   SI Energy, Inc.,
              4.32% Pfd. ....................    153,101*
            PacifiCorp:
     1,225    $4.56 Pfd. ....................     79,735*
     6,468    $4.72 Pfd. ....................    435,782*
     3,000    $7.48 Sinking Fund Pfd. .......    309,360*
    86,350    8.25% QUIPS ...................  2,171,703
    15,000  Portland General Electric,
              7.75%, Sinking Fund Pfd. ......  1,262,025*
    25,500  Public Service Company of
                Colorado,
              Capital Trust I,
              7.60% TOPrS ...................    632,528
    10,000  Public Service Company of
                New Mexico,
              4.58% Pfd., Pvt. ..............    594,250*

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2002 (UNAUDITED)
                                         ---------------------------------------

                                                 VALUE
SHARES/$PAR                                    (NOTE 1)
-----------                                  -----------
PREFERRED SECURITIES (CONTINUED)
  FIXED RATE PREFERRED SECURITIES (CONTINUED)
         UTILITIES (CONTINUED)
            Public Service Enterprise
                Group, Inc.,
    10,800    Enterprise Capital Trust I,
              7.44% TOPrS, Series A .........$   261,954
            Puget Sound Energy, Inc.:
   127,900    7.45% Pfd., Series II .........  3,191,105*
    27,430    7.75% Sinking Fund Pfd. .......  2,709,261*
            Reliant Energy, Inc.:
    45,000    Houston Light & Power,
              Capital Trust I,
              8.125% QUIPS ..................    965,700
$3,500,000    Houston Light & Power,
              Capital Trust II,
              8.257%, 2/1/37 Capital Security,
              Series B ......................  3,168,025
    60,150    REI Trust I,
              7.20% TOPrS, Series C .........  1,120,294
            Rochester Gas & Electric
                Corporation:
     4,984    4.10% Pfd., Series H ..........    301,682*
    10,000    4.55% Pfd. Series M, Pvt. .....    648,100*
    25,000  San Diego Gas & Electric,
              $1.70 Pfd .....................    618,875*
            South Carolina Electric & Gas
                Company:
    25,864    5.125% Purchase Fund Pfd.,
                Pvt. ........................  1,033,913*
     6,703    6.00% Purchase Fund Pfd.,
                Pvt. ........................    311,120*
            Southern Union Company,
    60,400    Southern Union Financing I,
              9.48% TOPrS ...................  1,542,314
            TXU US Holding Company,
  $750,000    TXU Electric Capital V,
              8.175% 1/30/37 Capital
                Security ....................    757,249
     6,850  TransCanada PipeLines Ltd.,
              8.25% Pfd. ....................    177,175


                                                 VALUE
SHARES/$PAR                                    (NOTE 1)
-----------                                  -----------
            XCEL Energy, Inc.:
    16,030    $4.08 Pfd., Series B ..........$   849,269*
    26,200    $4.10 Pfd., Series C ..........  1,394,757*
    22,000    $4.11 Pfd., Series D ..........  1,174,030*
    17,750    $4.16 Pfd., Series E ..........    958,766*
    10,000    $4.56 Pfd., Series G ..........    592,150*
                                             -----------
            TOTAL UTILITIES FIXED RATE
             PREFERRED SECURITIES ........... 66,109,478
                                             -----------
            TOTAL FIXED RATE
             PREFERRED SECURITIES ...........161,062,595
                                             -----------
  INVERSE FLOATING RATE PREFERRED -- 1.1%
        18  Premium Assets, Series A,
              Zurich Financial Reg Caps .....  2,151,472*
                                             -----------
            TOTAL PREFERRED SECURITIES
             (Cost $187,579,264) ........... 191,512,213
                                             -----------
DEBT SECURITIES -- 0.5%
    36,200  Ohio Power Company,
              7.375% Sr. Notes ..............    897,036
     5,000  Telephone & Data Systems, Inc.,
              7.60% Sr. Unsecured Notes,
              Series A ......................    124,150
                                             -----------
            TOTAL DEBT SECURITIES
             (Cost $996,325) ................  1,021,186
                                             -----------
OPTION CONTRACTS-- 0.3% (Cost $1,235,714)
     1,209  Put Options on U.S. Treasury
              Bond Futures,
              Expiring 08/24/2002 ...........    681,938
                                             -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------

                                                 VALUE
SHARES/$PAR                                    (NOTE 1)
-----------                                  -----------
MONEY MARKET FUNDS - 1.5% (Cost $2,860,300)
$2,860,300  Provident TempFund, 1.81% ...... $ 2,860,300
                                             -----------
TOTAL INVESTMENTS
(Cost $192,671,603**) .............  99.5%   196,075,637
OTHER ASSETS AND LIABILITIES (Net)    0.5        962,634
                                    ------   -----------
TOTAL NET ASSETS .................. 100.0%  $197,038,271
                                    ======   ===========

--------------
*   Securities eligible for the Dividends Received Deduction.
**  Aggregate cost of securities held.
*** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may by resold in transactions exempt from registration to qualified institutional buyers.
+   Non-income producing.

ABBREVIATIONS (Note 6):
CORTS   --  Corporate Backed Trust Securities
QUIDS   --  Quarterly Income Debt Securities
QUIPS   --  Quarterly Income Preferred Securities
STOPS   --  Semi-Annual Trust Originated Pass Through Securities
TIPS    --  Trust Issued Preferred Securities
TOPRS   --  Trust Originated Preferred Securities
PFD.    --  Preferred securities
PVT.    --  Private placement securities

Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$Par column are dollar amounts of par value.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                        MAY 31, 2002 (UNAUDITED)
                                         ---------------------------------------

ASSETS:
   Investments, at value (Cost $192,671,603) (Note 1)
     See accompanying schedule . .........................................                      $ 196,075,638
   Dividends and interest receivable .....................................                          1,366,202
   Prepaid expenses ......................................................                            150,525
                                                                                                -------------
           Total Assets                                                                           197,592,365
LIABILITIES:
   Dividends payable to Common Shareholders ...............................     $152,322
   Investment advisory fee payable (Note 2) ...............................       94,191
   Professional fees payable ..............................................       22,915
   Accrued expenses and other payables ....................................       86,661
   Cost of New Securities Issuance (Note 9) ...............................      198,005
   Accumulated undeclared distributions to Money Market
     Cumulative Preferred(TM) Stock (Note 5) ..............................      147,547
                                                                                --------
           Total Liabilities ..............................................                           701,641
                                                                                                -------------
   MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (575 SHARES
     OUTSTANDING) REDEMPTION VALUE (NOTES 5 AND 9) ........................                        57,500,000
                                                                                                -------------
NET ASSETS AVAILABLE TO COMMON STOCK ......................................                     $ 139,390,724
                                                                                                =============

NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Undistributed net investment income (Note 1) ...........................                     $     282,778
   Accumulated net realized loss on investments sold (Note 1) .............                        (7,721,518)
   Unrealized appreciation on investments (Note 3) ........................                         3,404,034
   Par value of Common Stock ..............................................                            99,650
   Paid-in capital in excess of par value of Common Stock .................                       143,325,780
                                                                                                -------------
           Total Net Assets Available to Common Stock .....................                     $ 139,390,724
                                                                                                =============

NET ASSET VALUE PER SHARE OF COMMON STOCK:
   Common Stock (9,964,988 shares outstanding) ............................                     $       13.99
                                                                                                =============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
--------------------------------------------------------

INVESTMENT INCOME:
     Dividends ............................................................                     $   5,397,907
     Interest .............................................................                         1,681,462
                                                                                                -------------
          Total Investment Income .........................................                         7,079,369

EXPENSES:
     Investment advisory fee (Note 2) .....................................     $558,869
     Administration fee (Note 2) ..........................................       99,308
     Money Market Cumulative Preferred(TM) broker commissions and
        Auction Agent fees ................................................       84,976
     Insurance expense ....................................................       73,419
     Legal and audit fees .................................................       60,372
     Directors' fees and expenses (Note 2) ................................       36,078
     Shareholder servicing agent fees and expenses (Note 2) ...............       37,351
     Custodian fees and expenses (Note 2) .................................       14,595
     Other ................................................................       25,707
                                                                                --------
          Total Expenses ..................................................                           990,675
                                                                                                -------------

NET INVESTMENT INCOME .....................................................                         6,088,694
                                                                                                -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   (Notes 1 and 3):
     Net realized loss on investments sold during the period ..............                          (748,536)
     Change in net unrealized depreciation of investments
        during the period .................................................                        (5,177,578)
                                                                                                -------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ...........................                        (5,926,114)
                                                                                                -------------

DISTRIBUTIONS TO MONEY MARKET CUMULATIVE PREFERRED(TM)
   STOCK SHAREHOLDERS (Note 5):
     From net investment income (including changes in
        accumulated undeclared distributions) .............................                          (494,600)
                                                                                                -------------

NET DECREASE IN NET ASSETS TO COMMON STOCK RESULTING
   FROM OPERATIONS ........................................................                     $    (332,020)
                                                                                                =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                              STATEMENT OF CHANGES IN NET ASSETS
                                         ---------------------------------------

                                                                             SIX MONTHS ENDED
                                                                               MAY 31, 2002         YEAR ENDED
                                                                                UNAUDITED)      NOVEMBER 30, 2001
                                                                              ------------      -----------------
OPERATIONS:
     Net investment income ................................................   $  6,088,694        $  12,196,515
     Net realized loss on investments sold during the period ..............       (748,536)          (1,300,809)
     Change in net unrealized (depreciation) appreciation
        of investments during the period ..................................     (5,177,578)          12,993,581
     Distributions to Money Market Cumulative Preferred(TM) Stock
        Shareholders from net investment income, including changes in
        accumulated undeclared distributions (Note 5) .....................       (494,600)          (2,250,954)
                                                                              ------------        -------------
     Net (decrease) increase in net assets available to common stock
        resulting from operations .........................................       (332,020)          21,638,333

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock
        Shareholders ......................................................      5,700,792)          (9,703,430)
     Distributions paid from net realized capital gains to Common Stock
        Shareholders ......................................................             --                   --
                                                                              ------------        -------------

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions (Note 4) .....................        983,873              823,227
     Decrease due to Money Market Cumulative Preferred(TM) Stock
        transactions (Note 9) .............................................       (210,000)                  --
                                                                              ------------        -------------

NET (DECREASE) INCREASE IN NET ASSETS AVAILABLE TO
     COMMON STOCK FOR THE PERIOD ..........................................     (5,258,939)          12,758,130

NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ..................................................    144,649,663          131,891,533
                                                                              ------------        -------------
     End of period (including undistributed net investment income of
        $282,778 and $389,476, respectively) ..............................   $139,390,724        $ 144,649,663
                                                                              ============        =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.


                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED NOVEMBER 30,
                                                  MAY 31, 2002      ----------------------------------------------------------------
                                                   (UNAUDITED)        2001            2000           1999         1998        1997
                                                  ------------      --------        --------       --------      -------    --------
Net asset value, beginning of period ........      $  14.62         $  13.41        $  14.41       $  16.43      $ 16.71    $  16.50
                                                   --------         --------        --------       --------      -------    --------
Net investment income .......................          0.61             1.23            1.32           1.29         1.28        1.29
Net realized and unrealized gain/(loss) on
    investments .............................         (0.60)            1.19           (0.56)         (1.35)        0.05        1.00
DISTRIBUTIONS TO MMP* SHAREHOLDERS:
From net investment income ..................         (0.05)+          (0.23)+         (0.29)+        (0.23)+      (0.19)     (0.22)
From net realized capital gains .............            --               --           (0.01)         (0.08)       (0.07)     (0.06)
                                                   --------         --------        --------       --------      -------    -------
Total from investment operations ............         (0.04)            2.19            0.46          (0.37)        1.07        2.01
                                                   --------         --------        --------       --------      -------    --------
Cost of Issuance of Additional MMP* .........         (0.02)              --              --             --           --          --
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income ..................         (0.57)           (0.98)          (1.04)         (1.12)       (1.05)     (1.15)
From net realized capital gains .............            --               --           (0.42)         (0.53)       (0.30)     (0.65)
                                                   --------         --------        --------       --------      -------    --------
Total distributions to Common Shareholders ..         (0.57)           (0.98)          (1.46)         (1.65)       (1.35)     (1.80)
                                                   --------         --------        --------       --------      -------    --------
Net asset value, end of period ..............      $  13.99+        $  14.62+       $  13.41+      $  14.41+     $ 16.43    $  16.71
                                                   ========         ========        ========       ========      =======    ========
Market value, end of period .................      $  14.75         $  14.47        $ 12.125       $  12.75      $15.938   $ 16.188
                                                   ========         ========        ========       ========      =======    ========
Total investment return based on net asset
     value** ................................         (0.44)%          17.01%           4.55%         (1.81)%       6.91%     13.65%
                                                   ========         ========        ========       ========      =======    ========
Total investment return based on market
     value** ................................          6.05%           28.02%           6.88%        (10.43)%       7.05%     17.20%
                                                   ========         ========        ========       ========      =======    ========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
     Operating expenses .....................          1.40%            1.42%           1.41%          1.37%        1.32%      1.34%
     Net investment income*** ...............          7.92%            7.21%           7.58%          6.66%        6.13%      6.22%

---------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate ................            15%              39%             66%            65%          87%        74%
     Total net assets, end of period (in 000's)    $197,038         $202,412        $189,983       $199,863      $219,398   $221,990
     Ratio of operating expenses to total
        average net assets                             1.00%            1.00%           0.98%          0.99%        0.97%      0.99%

  *  Money Market Cumulative Preferred(TM) Stock.
 ** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment Plan.
*** The net investment income ratios reflect income net of operating expenses and payments to MMP* Shareholders.
  + Includes effect of additional distribution available to MMP* Shareholders ($0.00 per Common Share at May 2002, $0.02 per Common Share at November 2001, $0.03 per Common Share at November 2000 and $0.05 per Common Share at November 1999). (See Note 5 to the Financial Statements.)
 ++  Information presented under heading Supplemental Data includes MMP*.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                         ---------------------------------------

     The table below sets out information with respect to Money Market Cumulative Preferred(TM) Stock currently outstanding.

                                              INVOLUNTARY         AVERAGE
               TOTAL             ASSET        LIQUIDATING         MARKET
               SHARES           COVERAGE      PREFERENCE          VALUE
            OUTSTANDING (2)    PER SHARE     PER SHARE (1)   PER SHARE (1) & (2)
            ---------------    ---------     -------------    -----------------
05/31/02*       575            $342,675        $100,000           $100,000
11/30/01        575             352,021         100,000            100,000
11/30/00        575             330,404         100,000            100,000
11/30/99        575             347,588         100,000            100,000
11/30/98        575             381,562         100,000            100,000
11/30/97        575             386,070         100,000            100,000

------------------
(1) Excludes accumulated undeclared dividends.
(2) See Notes 5 and 9.
*   Unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-----------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Preferred Income Fund Incorporated (the "Fund") is a diversified, closed-end management investment company organized as a Maryland corporation and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to common shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of the outstanding Money Market Cumulative Preferred(TM) Stock, and (iii) accumulated and unpaid dividends on the outstandiNG Money Market Cumulative Preferred(TM) Stock.

     Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation, except as described hereafter. In the absence of sales of listed securities and with respect to (a) securities for which the most recent sale prices are not deemed to represent fair market value and (b) unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions") are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with a valuation obtained from a broker/dealer or bank that is not a counterparty to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost. Investments in Money Market Funds are valued at the net asset value of such funds.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis.

     As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES which require that the Fund amortize premium and accrete discount on all fixed-income securities which trade and are quoted on an "accrued interest" basis. Prior to December 1, 2001, the Fund did not amortize premium and accrete discounts for these securities. Adopting these accounting principles will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------

gain/loss in the statement of operations and will change the classification of certain of the components of capital in the statement of assets and liabilities. The adoption of this principle is not material to the financial statements.


AT NOVEMBER 30, 2001                    FOR THE SIX MONTHS ENDED MAY 31, 2002
-------------------                     -------------------------------------

CHANGE IN AMORTIZED             CHANGE IN UNDISTRIBUTED       CHANGE IN ACCUMULATED      CHANGE IN NET UNREALIZED
COST OF SECURITIES HELD         NET INVESTMENT INCOME         NET REALIZED GAIN          APPRECIATION OF INVESTMENTS
-----------------------         -----------------------       ---------------------      ---------------------------
    $(76,921)                          $(7,536)                    $10,498                       $(2,962)


     OPTIONS: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation section. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's Investment Adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock. The shareholders of Money Market Cumulative Preferred(TM) Stock are entitled to receive cumulative cash dividends as declared by the Fund's Board of Directors. Distributions to shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to shareholders at least annually. Any net realized long-term capital gains may be distributed to shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportional allocation of income and gains to all classes of shareholders.

     The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years.

     OTHER: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE, DIRECTORS' FEES, ADMINISTRATION FEE AND TRANSFER AGENT FEE

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's Investment Adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly net assets up to $100 million and 0.50% of the value of the Fund's average monthly net assets in excess of $100 million.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $100 for each telephone meeting. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     PFPC Inc., a member of The PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator and Transfer Agent. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund pays PFPC Inc. a monthly fee at an annual rate of 0.10% of the Fund's average monthly net assets. PFPC Inc. also serves as the Fund's Common Stock servicing agent (transfer agent), dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% of the Fund's average monthly net assets plus certain out-of-pocket expenses.

     PFPC Trust Company ("PFPC Trust") serves as the Fund's Custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as Custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.01% of the Fund's average monthly net assets.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------

3.   PURCHASE AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities for the period ended May 31, 2002, excluding short-term investments, aggregated $34,117,526 and $29,665,965, respectively.

     At May 31, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $8,756,195 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $5,352,161.

4.   COMMON STOCK

     At May 31, 2002, 240,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock transactions were as follows:
                                                            SIX MONTHS ENDED
                                                                5/31/02
                                                        ------------------------
                                                        SHARES           AMOUNT
                                                        ------          --------
Issued as reinvestment of dividends under the
   Dividend Reinvestment and Cash Purchase Plan ....    68,000          $983,873
                                                        ======          ========

5.   MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The Money Market Cumulative Preferred(TM) Stock is senior to the Common Stock and results in the financial leveraging of the Common StocK. Such leveraging tends to magnify both the risks and opportunities to Common Stock shareholders. Dividends on shares of Money Market Cumulative Preferred(TM) Stock are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the Money Market Cumulative Preferred(TM) Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, Money Market Cumulative Preferred(TM) Stock at a redemption price of $100,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock shareholders and could lead to sales of portfolio securities at inopportune times.

     Under Emerging Issues Task Force (EITF) promulgating Topic D-98, CLASSIFICATION AND MEASUREMENT OF REDEEMABLE SECURITIES, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Fund's Money Market Cumulative Preferred(TM) Stock, which was previously classified as a

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------

component of net assets, has been reclassified outside of permanent equity (net assets available to common stock) in the accompanying financial statements. Prior year amounts have also been reclassified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to common shareholders.

     If the Fund allocates any net gains or income ineligible for the Dividends Received Deduction to shares of the Money Market Cumulative Preferred(TM) Stock, the Fund is required to make additional distributions to Money Market Cumulative Preferred(TM) Stock shareholders or to pay a higher dividend rate in amounts needed to provide a return, net of tax, equal to the return had such originally paid distributions been eligible for the Dividends Received Deduction. Prior to November 30, 1999, additional distributions were not reported as available to Money Market Cumulative Preferred(TM) Stock until declared by the Fund's Board OF Directors. The amount of additional distributions payable for any year may be highly uncertain and will not be known until after a fiscal year has been completed.

     An auction of the Money Market Cumulative Preferred(TM) Stock is generally held every 49 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. Money Market Cumulative Preferred(TM) Stock shareholders may also trade shares in the secondary market between auction dates.

     At May 31, 2002, 575 shares of Money Market Cumulative Preferred(TM) Stock were outstanding at the annual rate of 1.64 %. (See Note 9 - "Subsequent Events.") The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock shareholders, there can be no assurance that such results will be attained.

6.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in traditional DRD-eligible preferred securities (i.e., adjustable rate, fixed rate, and inverse floating rate preferred and
preference   stocks)  and  similar  hybrid,   i.e.,  fully  taxable,   preferred
securities. Under normal market conditions, at least 80% of the value of the Fund's net assets will be invested in preferred securities. Also, under normal market conditions, the Fund invests at least 25% of its assets in securities issued by utilities and at least 25% of its assets in securities issued by companies in the banking industry. The Fund's portfolio may therefore be subject to greater risk and market fluctuation than a portfolio of securities representing a broader range of investment alternatives. The risks could adversely affect the ability and inclination of companies in these industries to declare and pay dividends or interest and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------

     The Fund may invest up to 25% of its assets in holdings of securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or judged to be comparable in quality, in either case at the time of purchase; however, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding. This percentage limitation was raised from 15% by the Fund's Board of Directors at its regular board meeting on April 19, 2002.

     The Fund may invest up to 15% of its assets in common stocks and, under normal market conditions, up to 20% of its assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities, such as TOPrS, TIPS, QUIPS, MIPS, QUIDS, QUICS, QIB's, STOPS, CorTS, Capital Securities, and other similar or related investments, will be subject to the foregoing 20% limitation to the extent that, in the opinion of the Fund's investment adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like (a) if an issuer can defer payment of income for eighteen months or more without triggering an event of default and
(b) if such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

7.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and swaptions. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of May 31, 2002, the Fund owned put options on U.S. Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

8.   SIGNIFICANT SHAREHOLDERS

     At May 31, 2002, the Commerce Group, Inc. and its affiliates owned approximately 29.9% of the Fund's outstanding Common Stock, according to the Commerce Group, Inc. annual report to the Securities and Exchange Commission on Form 10-K for 2001.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
----------------------------------------------------

9.   SUBSEQUENT EVENTS

     On June 4, 2002, the Fund issued 225 shares of additional Money Market Cumulative Preferred(TM) Stock with an initial dividend rate equal to 1.64%. These newly issued shares are identical to the previously outstanding 575 shares in all respects on and after their first auction date, which was June 5, 2002. Consequently, the Fund now has 800 shares of Money Market Cumulative Preferred(TM) Stock outstanding in one series, which represents a par value of $80 million.

     The newly issued shares were underwritten by Lehman Brothers Inc. The underwriter's discount of 1.25% of the $22.5 million newly issued face value totaled $281,250 and was immediately charged to common equity capital upon completion of the offering.

     Costs of the issue, including legal, printing, registration, rating fees, etc. were estimated at $210,000, all of which had been charged against common equity capital as of May 31, 2002, since substantially all of the costs had been incurred by that date.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                              ADDITIONAL INFORMATION (UNAUDITED)
                                              ----------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the period ended May 31, 2002, $186 in brokerage commissions were incurred.

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------

payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred.

     A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold Common Stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                 -----------------------------------------------

MEETING OF SHAREHOLDERS

     On April 19, 2002, the Fund held its Annual Meeting of Shareholders (the "Meeting") to (1) elect two Directors of the Fund ("Proposal 1"), and (2) ratify the selection of KPMG LLP as independent auditors for the Fund for the fiscal year ending November 30, 2002 ("Proposal 2"). The results of each proposal are as follows:

PROPOSAL 1: ELECTION OF DIRECTORS.
NAME                                            FOR                     WITHHELD
------                                          ---                     --------
COMMON STOCK
   Martin Brody .........................     9,205,288                  92,603
   David Gale ...........................     9,218,069                  79,822

     Donald F. Crumrine, Robert T. Flaherty, Morgan Gust and Robert F. Wulf continue to serve in their capacities as Directors of the Fund.

PROPOSAL 2: RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT AUDITORS.
                                             FOR         AGAINST       ABSTAINED
                                             ---         -------       ---------
Common Stock and Preferred Stock
   (voting together as a single class)
Voted ................................... 9,170,663       39,658         87,869

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert T. Flaherty, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA
OFFICERS
   Robert T. Flaherty, CFA
     Chairman of the Board
     and President
   Donald F. Crumrine, CFA
     Vice President
     and Secretary
   Robert M. Ettinger, CFA
     Vice President
   Peter C. Stimes, CFA
     Vice President
     and Treasurer

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF PREFERRED INCOME FUND?
o If your shares are held in a brokerage  account,  contact your broker.
o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --
                        PFPC  Inc.
                        P.O.  Box 43027
                        Providence,  RI
                        02940-3027
                        1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF PREFERRED INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

      [LOGO OMITTED]
   Preferred Income Fund

        Semi-Annual
          Report

      May 31, 2002

web site: www.preferredincome.com